Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss attributable to Class A Common Stockholders for basic net loss per share	$ (12,697)	$ (12,697)		$ 0	$ 0
Net loss attributable to Class A Common Stockholders for diluted net loss per share	$ (12,697)
Weighted-average shares for basic loss per share (in shares)	214,794,000	214,794	[1]
Weighted-average shares for diluted loss per share (in shares)	214,794,000	214,794	[1]
Basic loss per share of Class A Common Stock (in usd per share)	$ (0.06)	$ (0.06)	[1]
Diluted loss per share of Class A Common Stock (in usd per share)	$ (0.06)	$ (0.06)	[1]

[1]	Basic and diluted net loss per share of Class A Common Stock is applicable only for the period from December 6, 2021 through December 31, 2021, which is the period following the Reverse Recapitalization (as defined in Note 3, Reverse Recapitalization). See also Note 15, Net Loss Per Share.